Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 307,970	$ 3,747	₨ 246,989	₨ 139,127
Americas 1 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	103,583		77,106
Americas 2 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	98,081		84,166
Europe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	78,459		64,288
Asia Pacific Middle East Africa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 27,847		₨ 21,429